Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Lease Costs

The table below presents certain information related to the lease costs for the Company’s operating lease for the six months ended June 30, 2025:

Operating lease expense	$41,061
Short-term lease expense	—
Total lease cost	$41,061

Right-of-use lease assets and lease liabilities for the Company’s operating lease as of June 30, 2025 were recorded in the balance sheet as follows:

Assets
Operating lease right-of-use assets	$299,001
Total lease assets	$299,001

Liabilities
Current liabilities:
Operating lease liability – current portion	$46,982
Non-current liabilities:
Operating lease liability – net of current portion	240,903
Total lease liability	$287,885

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating lease as of June 30, 2025:

Weighted average remaining lease term (in years) – operating lease	4.33
Weighted average discount rate – operating lease	8.00%

Supplemental cash flow information related to the operating lease for the six months ended June 30, 2025 was as follows:

Non-cash operating lease expense (operating cash flow)	$28,976
Change in operating lease liabilities (operating cash flow)	$(24,282)

The table below presents certain information related to the lease costs for the Company’s operating lease for year ended December 31, 2024:

Operating lease expense	$140,630
Short-term lease expense	—
Total lease cost	$140,630

Right-of-use lease assets and lease liabilities for the Company’s operating lease were recorded in the balance sheet as follows:

Assets
Operating lease right-of-use assets	$327,977
Total lease assets	$327,977

Liabilities
Current liabilities:
Operating lease liability – current portion	$43,369
Non-current liabilities:
Operating lease liability – net of current portion	268,798
Total lease liability	$312,167

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating lease as of December 31, 2024:

Weighted average remaining lease term (in years) – operating lease	4.83
Weighted average discount rate – operating lease	8%

Supplemental cash flow information related to operating lease for the year ended December 31, 2024 was as follows:

Non-cash operating lease expense (operating cash flow)	$127,006
Change in operating lease liabilities (operating cash flow)	$(120,203)
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right-of-use assets	$312,167

Schedule of Future Lease Payments

Future lease payments included in the measurement of lease liabilities on the balance sheet are as follows:

2025 (excluding the six months ended June 30, 2025)	$30,306
2026	76,372
2027	80,190
2028	84,200
Thereafter	73,675
Total future minimum lease payments	344,743
Less effect of discounting	(56,858)
Present value of future minimum lease payments	$287,885

Future lease payments included in the measurement of lease liabilities on the balance sheet are as follows:

2025	$66,674
2026	76,372
2027	80,190
2028	157,875
Total future minimum lease payments	381,111
Less effect of discounting	(68,944)
Present value of future minimum lease payments	$312,167